Nature of Operations	12 Months Ended
Dec. 31, 2013
Nature of Operations [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS
At the annual stockholders' meeting on May 30, 2013, stockholders approved a change in the name of the company from MEMC Electronic Materials, Inc. to SunEdison, Inc. As a result of the name change, effective June 3, 2013, the company's stock symbol on the New York Stock Exchange changed from "WFR" to "SUNE" to reflect the new corporate name.
We are a major developer and seller of photovoltaic energy solutions and a global leader in the development, manufacture and sale of silicon wafers to the semiconductor industry. We are one of the world’s leading developers of solar energy projects and, we believe, one of the most geographically diverse. Our technology leadership in silicon and downstream solar are enabling the Company to expand our customer base and lower our costs throughout the silicon supply chain.
From January 1, 2010 until December 31, 2011, we were organized by end market, with three business segments: Solar Materials, Solar Energy and Semiconductor Materials. Solar Materials manufactured and sold silicon wafers for solar applications, primarily 156 millimeter. Solar Energy was comprised of the solar energy business unit which designed, developed, and constructed solar energy systems. Semiconductor Materials provides silicon wafers ranging from 100 millimeter (4 inch) to 300 millimeter (12 inch) as the base material for the production of semiconductor devices. During the fourth quarter of 2011, we initiated a large scale global restructuring plan across all of our reportable segments (see Note 3). As part of our restructuring plan, effective January 1, 2012, we consolidated our two solar business units' operations into one business unit, and since that date, we have been engaged in two reportable segments, Solar Energy and Semiconductor Materials. These consolidated financial statements and related notes to the consolidated financial statements, including prior year financial information, are presented based on two reporting segments for all periods presented.